Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory Disclosure [Abstract]
Finished products	¥ 495,865	¥ 489,519
Work in process	85,361	85,631
Raw materials, purchased components and supplies	152,717	134,904
Inventories	¥ 733,943	¥ 710,054